Pension Plans and Other Postretirement Benefits - Current Forecast of Benefit Payments which Reflect Expected Future Service (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Total Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2014	$ 40.0
2015	39.6
2016	41.2
2017	43.2
2018	46.2
2019-2022	236.3
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2014	37.6
2015	37.8
2016	39.4
2017	40.9
2018	44.5
2019-2022	223.0
Total Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2014	4.8
2015	4.9
2016	5.0
2017	4.9
2018	4.8
2019-2022	$ 21.4